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                                            File No. 333-16501, 811-07935
                                            Filed under Rule 497(e)

FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                               PROFILE
                                 AND
                        PROSPECTUS SUPPLEMENT
                            DECEMBER 10, 1999

                                 to the

               Profile and Prospectus dated May 1, 1999 for
                       GoldenSelect DVA Plus/R/
       Deferred Combination Variable and Fixed Annuity Contracts
        issued by First Golden American Life Insurance Company
                             of New York

Effective February 1, 2000, Capital Guardian Trust Company will become Portfolio Manager to the Small Cap and Managed
Global Series.



This supplement should be retained with your GoldenSelect Profile and Prospectus.


106149                                                             12/99




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